Description of business - Additional information (Details) - USD ($) $ in Millions						1 Months Ended	12 Months Ended
	Dec. 01, 2017	Oct. 05, 2017	Jan. 03, 2017	Oct. 01, 2015	Aug. 12, 2014	Aug. 28, 2014	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Jan. 26, 2018
Condensed Financial Statements, Captions [Line Items]
Maximum Offering Amount										$ 120.0
Subordinated Units Hoegh LNG [Member]
Condensed Financial Statements, Captions [Line Items]
Limited Partners Capital Account, Units Issued					13,156,060
Hoegh LNG FSRU IV Ltd
Condensed Financial Statements, Captions [Line Items]
Non Cancellable Lease Expiration Term									10 years
Lease Expiration Term									10 years
Lease Initial Term									20 years
Hoegh LNG FSRU IV Ltd | Maximum [Member]
Condensed Financial Statements, Captions [Line Items]
Lease Expiration Term									15 years
Hoegh LNG FSRU IV Ltd | Minimum [Member]
Condensed Financial Statements, Captions [Line Items]
Lease Expiration Term									10 years
Hoegh LNG Holdings Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Limited Partners Capital Account, Units Issued					2,116,060
Percentage of incentive distribution rights					100.00%
Percentage of Partnership Interest					58.00%
Hoegh LNG Lampung Pte. Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest							100.00%
Mitsui Osk Lines Ltd And Tokyo Lng Tanker Co [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage							50.00%
Hoegh LNG Partners LP [Member] | Series A Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Limited Partners Capital Account, Units Issued		4,600,000
Proceeds from Issuance of Preferred Limited Partners Units		$ 110.9
Preferred Stock, Dividend Rate, Percentage		8.75%
Hoegh LNG Colombia Holding Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	49.00%		51.00%						51.00%
Percentage of Partnership Interest			51.00%
Hoegh LNG FRSU III Ltd
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				100.00%
Sociedad Portuaria El Cayao [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership Interest By Private Equity Investors							49.00%
Sociedad Portuaria El Cayao [Member] | Promigas S.a. Esp [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest							51.00%
Hoegh Grace entities [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of Partnership Interest			51.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	49.00%		49.00%
Non Cancellable Lease Expiration Term									10 years
Lease Initial Term									20 years
Hoegh Grace entities [Member] | Maximum [Member]
Condensed Financial Statements, Captions [Line Items]
Lease Expiration Term								15 years
Hoegh Grace entities [Member] | Minimum [Member]
Condensed Financial Statements, Captions [Line Items]
Lease Expiration Term								10 years
IPO [Member]
Condensed Financial Statements, Captions [Line Items]
Exercise Of Option, Additional Common Units					1,440,000
Limited Partners Capital Account, Units Issued					11,040,000
Partners' Capital Account, Public Sale of Units Net of Offering Costs					$ 203.5
Subsidiaries [Member] | Hoegh LNG Holdings Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest						100.00%
Underwritten Public Offering [Member]
Condensed Financial Statements, Captions [Line Items]
Limited Partners Capital Account, Units Issued									6,588,389
Partners' Capital Account, Public Sale of Units Net of Offering Costs									$ 111.5